ACCOUNTS PAYABLE AND OTHER - Schedule of Post-Employment Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Plan assets	$ 1,981	$ 516
Less accrued benefit obligation:
Defined benefit pension plan	2,548	685
Other post-employment benefits	(148)	(90)
Net defined benefit liability, before net actuarial gain (losses)	715	259
Less: net actuarial gains (losses) and other	(10)	(2)
Accrued benefit liability related to defined benefit plan	$ (725)	$ (261)